RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Key management personnel compensation	$ 27,221	$ 26,608
Key management personnel compensation (in shares)	1,051,000
Key management personnel compensation, share-based payment	$ 6,408	$ 6,731
Techint Holdings S.à.r.l | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	65.03%
Tenaris Investments S.a.r.l. | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage of Company shares owned	11.46%